Commitments and Contingencies (Details Narrative) $ in Thousands	Jun. 30, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Purchase Obligation	$ 722,105
DP2 Shuttle Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	3
Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	2
MR Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	2
LR1 Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	3
Ten Vessels Under Construction [Member]
Property, Plant and Equipment [Line Items]
Payable in 2024	$ 113,477
Payable in 2025	320,344
Payable in 2026	175,914
Payable in 2027	$ 112,370